CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 460,268	$ 339,781	$ 295,665
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	323,330	173,792	117,967
Deferred income taxes	(59,279)	19,402	58,889
Losses (gains) on sale of assets	2,367	(1,177)	(184)
Stock-based compensation	34,482	29,401	26,567
Loss on extinguishment of debt	0	38,810	0
Gain on deal contingent derivatives	0	(12,505)	0
Pension contributions	(23,714)	(22,433)	(39,298)
Litigation settlement	0	0	(56,000)
Foreign currency gain on liquidation of entity	0	0	(12,217)
Changes in assets and liabilities, net of acquisitions:
Changes in assets and liabilities, net of acquisitions:	59,555	(49,958)	(68,851)
Trade receivables	(62,129)	(117,641)	(18,911)
Inventories	55,464	55,136	29,114
Accounts payable	(22,357)	(2,289)	19,144
Accruals for incentive compensation	5,488	(5,279)	22,679
Other assets	(66,650)	(19,219)	(3,866)
Other liabilities	(7,860)	11,754	20,058
Net cash provided by operating activities	698,965	437,575	390,756
Cash flows from investing activities:
Cash paid for acquisitions, net of cash received	(49,065)	(4,857,343)	(192,328)
Additions to property, plant and equipment	(235,978)	(170,094)	(128,973)
Additions to intangible assets	(6,070)	(3,326)	0
Proceeds from disposal of assets	42,112	8,176	16,139
Proceeds from disposal of subsidiaries, net of cash held	0	10,157	0
Proceeds from unwinding of cross currency swap derivative instruments	25,900	0	0
Contingent consideration paid	(4,655)	0	0
Maturity of net investment hedges	0	(2,642)	1,434
Proceeds from life insurance contracts	1,890	1,837	3,798
Net cash used in investing activities	(225,866)	(5,013,235)	(299,930)
Cash flows from financing activities:
Cash dividends paid to shareholders	(313,510)	(230,218)	(206,118)
Decrease in revolving credit facility and short term borrowing	(1,021)	(927)	(4,499)
Deferred financing costs	0	(33,668)	(5,373)
Repayments of debt	(155,261)	(376,625)	(250,000)
Proceeds from issuance of long-term debt	0	(3,256,742)	(498,250)
Proceeds from sales of equity securities, net of issuance costs	0	2,268,094	0
Contingent consideration paid	(24,478)	0	0
Gain (loss) on pre-issuance hedges	0	12,505	(5,310)
Proceeds from issuance of stock in connection with stock plans	0	0	329
Employee withholding taxes paid	(10,787)	(9,725)	(11,768)
Purchase of treasury stock	0	(15,475)	(58,069)
Net cash (used in) provided by financing activities	(505,057)	4,870,703	(42,558)
Effect of exchange rate changes on cash and cash equivalents	7,381	(14,567)	(4,214)
Net change in cash, cash equivalents and restricted cash	(24,577)	280,476	44,054
Cash, cash equivalents and restricted cash at beginning of year	648,522	368,046	323,992
Cash, cash equivalents and restricted cash at end of year	623,945	648,522	368,046
Cash paid for:
Interest, net of amounts capitalized	133,739	117,581	55,440
Income taxes	126,172	116,138	107,390
Noncash investing activities:
Accrued capital expenditures	$ 39,466	$ 33,844	$ 37,556